Note 24 - Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of parent entity financial statements [text block]
	June 30,
	2026	2025
Statement of financial position
Current assets	44,263,966	44,678,130
Non-current assets	149,154	68,329
Total assets	44,413,120	44,746,460

Current liabilities	(3,104,000)	(3,514,494)
Non-current liabilities	(94,621)	(1,421)
Total liabilities	(3,198,622)	(3,515,916)

Shareholders’ equity
Contributed equity	282,511,954	262,948,046
Reserves	5,836,718	5,342,304
Accumulated losses	(247,134,173)	(227,059,806)

Total equity	41,214,498	41,230,544

Statement of profit or loss and other comprehensive loss
Loss for the year	(23,779,748)	(12,448,395)

Total comprehensive loss for the year	(23,779,748)	(12,448,395)